CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Apr. 30, 2022	Oct. 31, 2021
Ordinary shares, par value, (per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Treasury shares	450,000	0
Class A ordinary shares
Ordinary shares, par value, (per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	47,500,000	47,500,000
Ordinary shares, shares issued	12,236,000	10,100,000
Ordinary shares, shares outstanding	12,236,000	10,100,000
Class B ordinary shares
Ordinary shares, par value, (per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	2,500,000	2,500,000
Ordinary shares, shares issued	1,250,000	1,250,000
Ordinary shares, shares outstanding	1,250,000	1,250,000